INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Jul. 31, 2019	Jul. 31, 2018
Deferred Tax Assets
Rental income received in advance	$ 214,793	$ 174,975
Federal net operating loss carryforward	840,122	851,175
State net operating loss carryforward	670,997	665,934
Litigation deposit due from contractor		103,862
Other	299,088	298,054
Total	2,025,000	2,094,000
Deferred Tax Liabilities
State net operating loss carryforward
Unbilled receivables	460,328	462,686
Property and equipment	6,362,708	5,916,568
Unrealized gain on marketable securities	297,964	220,746
Total	7,121,000	6,600,000
Net deferred tax liability	$ 5,096,000	$ 4,506,000